                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.

Robert R. Fortune
Chairman and President                                               May 7, 1997

Dear Shareholder:

     Our Fund earned $.35 per share from net investment income in the first quarter of 1997. Earnings in the first quarter of 1996 were $.34 per share.

     Monthly dividends of $.115 per share were paid from January to April 1997, however, the January dividend was treated as taxable in 1996.

     Mr. R. Stewart Rauch, a director of the Company since 1986, retired in February 1997. We thank him for his faithful service.

     The current annual dividend rate of $1.38 represents a return of 8.4% on the Fund's quarter-end closing market price of $16.50 per share.

                                              Yours sincerely,

                                            /s/ Robert R. Fortune
                                              Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     Total return (investment income plus or minus the change in market value) on fixed income securities for the first quarter of 1997 was -0.86% as measured by the Lehman Government/ Corporate Index. Concerns about a stronger than expected economy which would lead to inflationary pressures caused the Federal Reserve to raise the short term interest rate 25 basis points on March 25th. Yields rose across the curve with the short end of the curve experiencing the largest rise in rates as shown in the table below:

                                                               12/31/96     03/31/97     CHANGE
                                                               --------     --------     ------
2-year Treasury Note                                             5.87%        6.41%      +0.54%
5-year Treasury Note                                             6.21%        6.75%      +0.54%
10-year Treasury Note                                            6.42%        6.91%      +0.49%
30-year Treasury Bond                                            6.64%        7.10%      +0.46%

     The rise in interest rates caused a reduction in market values, resulting in a negative total return of 0.52% for the Fund. Despite this negative return in the first quarter, the Fund outperformed the Lehman Government/Corporate Index and the Lipper Investment Grade Closed-End Bond Fund Average by 0.34% and 0.21%, respectively. Investment returns are shown in the table below:

                                                                       TOTAL RETURNS
                                                                PERIODS ENDED MARCH 31, 1997
                                                                                        ANNUALIZED
                                                                                        ----------
                                                                       6        1           2
                                                          QUARTER     MOS.     YR.         YRS.
                                                          -------     ----     ----     ----------
Independence Square Income Securities*................      -0.52%    3.09%    5.50%        8.54%
Lehman Bros. Gov't/Corp. Bond Index...................      -0.86%    2.17%    4.46%        7.64%
Lipper Invest. Grade Bond Closed-End Funds (Avg.).....      -0.73%    2.97%    5.91%        8.85%
Lipper Investment Grade Closed-End Bond Funds:
  ISIS Rank/No. of Funds..............................       6/16     7/16     8/16        10/16
  ISIS Percentile Rank................................         37%      44%      50%          63%

------------------
*The cumulative total returns are based on the net asset values on the first and last day of the periods presented and assume (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at the net asset value next determined after each ex-dividend date in the period.

     We expect the 1997 GDP growth rate to be 2.8%, slightly higher than 1996's GDP growth rate of 2.4%. We anticipate inflation, as measured by the Consumer Price Index, to be unchanged at 2.9% in 1997. We are maintaining our expectation of long term interest rates to remain in a range of 6.5% to 7.5%.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION
May 2, 1997

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS
$ 1,000,000   Ahmanson (H.F.) & Company, 9.875%, 11/15/1999............................   $   995,465    $  1,062,500
  1,000,000   Appalachian Power Company, 8.50%, 12/01/2022.............................     1,059,020         980,000
  1,000,000   Arizona Public Service Company, 10.25%, 05/15/2020.......................     1,000,000       1,118,750
    500,000   Arizona Public Service Company, 9.50%, 04/15/2021........................       490,265         543,125
    500,000   BankAmerica, 9.50%, 04/01/2001...........................................       497,265         540,625
    145,000   Boeing Company, 7.25%, 06/15/2025........................................       146,073         138,838
  1,000,000   Chase Manhattan Corporation, 10.00%, 06/15/1999..........................     1,117,080       1,065,000
  1,000,000   Chrysler Corporation, 10.95%, 08/01/2017.................................       997,500       1,063,750
  1,000,000   Citicorp Capital Sub Notes, 9.75%, 08/01/1999............................       983,110       1,061,250
  1,000,000   Cleveland Electric, 10.00%, 06/01/2020...................................       988,250       1,048,750
  1,000,000   Comerica Bank, 8.375%, 07/15/2024........................................       983,750       1,025,000
    300,000   Comerica Co., 9.75%, 05/01/1999..........................................       288,840         316,500
    500,000   Commonwealth Edison Company, 8.625%, 02/01/2022..........................       537,500         492,500
  1,000,000   Delta Airlines, Inc., 9.25%, 03/15/2022..................................     1,141,490       1,107,500
    500,000   Federal Express, 9.625%, 10/15/2019......................................       551,345         535,000
    500,000   First Chicago NBD Corp., 8.875%, 03/15/2002..............................       503,660         533,750
  1,000,000   First Interstate Bancorp., 9.00%, 11/15/2004.............................     1,000,000       1,043,750
    500,000   First Interstate Bancorp., 12.75%, 05/01/1997............................       518,605         502,550
    500,000   First Union Corp., 8.00%, 08/15/2009.....................................       498,965         503,750
  1,000,000   Ford Motor Credit Co., 9.14%, 12/30/2014.................................       997,660       1,077,500
    500,000   Great Western Financial Senior Notes, 8.60%, 02/01/2002..................       494,710         525,000
    300,000   GTE California Inc., 8.07%, 04/15/2024...................................       322,233         290,625
  1,000,000   Gulf States Utilities 8.70%, 04/01/2024..................................     1,057,420         993,750
    500,000   Harris Bancorp, 9.375%, 06/01/2001.......................................       493,285         538,750
  1,000,000   Hydro-Quebec, 10.70%, 10/15/2007.........................................     1,081,500       1,018,750
    500,000   Hydro-Quebec, 8.40%, 01/15/2022..........................................       508,395         521,250
  1,000,000   Jersey Central Power and Light, 8.45%, 03/24/2025........................     1,026,150       1,015,000
    500,000   New England Power Co., 8.00%, 08/01/2022.................................       494,350         483,125
    800,000   New York State Electric & Gas Corp., 9.875%, 05/01/2020..................       793,000         880,000
  1,000,000   OPC Scherer Funding Corp. Serial Facility Bond, 9.70%, 06/30/2011........     1,000,000       1,050,930
      8,834   Participation in Asset Exchange..........................................         8,834           8,525
    500,000   PECO Energy Co., 8.75%, 04/01/2022.......................................       500,510         511,875
  1,000,000   PECO Energy Co., 8.625%, 06/01/2022......................................       983,840       1,012,500
    500,000   Penney (J.C.) & Company, 8.25%, 08/15/2022...............................       497,445         487,500
    500,000   Texas Utilities Co., 8.75%, 11/01/2023...................................       546,545         521,875
  1,000,000   Texas Utilities Co., 8.875%, 02/01/2022..................................     1,029,240       1,045,000

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                     STATEMENT OF NET ASSETS -- (Continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS -- (CONTINUED)
$ 1,000,000   TCI Communications, 8.75%, 02/15/2023....................................   $   957,060    $    923,750
    500,000   Time Warner, Inc., 9.15%, 02/01/2023.....................................       527,845         531,250
  1,000,000   Time Warner Entertainment, Inc., 8.375%, 07/15/2033......................       990,210         975,000
  1,000,000   U.S. West, 8.875%, 06/01/2031............................................     1,060,720       1,031,250
  1,000,000   Virginia Electric & Power Corp. Series B, 8.625%, 10/01/2024.............     1,014,120       1,045,000
                                                                                          -----------     -----------
              TOTAL INVESTMENTS -- 97.67%..............................................   $30,683,255*   $ 31,171,093
                                                                                          ===========
              OTHER ASSETS LESS LIABILITIES -- 2.33%...................................                       743,695
                                                                                                          -----------
              TOTAL NET ASSETS -- 100.00%..............................................                  $ 31,914,788
                                                                                                          ===========

------------------
*Aggregate cost for federal income tax purposes at March 31, 1997 was $30,683,255. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $1,030,881; excess of tax cost over value ($543,043).

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                   FOR THE THREE MONTHS ENDED MARCH 31, 1997
                                  (UNAUDITED)

    INVESTMENT INCOME
    Interest.....................        $696,141
                                       ----------
    Expenses
    Fees
    Investment adviser...........          30,187
    Directors and officers.......           7,807
    Custodian....................           3,413
    Transfer agent...............           2,700
    Legal and audit..............           7,859
    Taxes (other than income)....             492
    Printing.....................           3,797
    Insurance....................             279
    Miscellaneous................           1,490
                                       ----------
    Total expenses...............          58,024
                                       ----------
    Net investment income........        $638,117
                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain from security
  transactions (excluding short-
  term securities):
  Proceeds from sales............      $1,086,726
  Cost of securities sold........       1,023,993
                                       ----------
  Net realized gain..............          62,733
                                       ----------
Unrealized appreciation
  (depreciation) of investments:
  Beginning of period............       1,349,878
  End of period..................         487,837
                                       ----------
  Decrease in unrealized
     appreciation................        (862,041)
                                       ----------
  Net realized and unrealized
     loss on investments.........        (799,308)
                                       ----------
NET DECREASE IN NET ASSETS
  RESULTING
  FROM OPERATIONS................      $ (161,191)
                                       ==========

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   YEAR ENDED DECEMBER 31
                                                    ----------------------------------------------------
                                                     1996       1995       1994        1993       1992
                                      JANUARY 1     -------    -------    -------     -------    -------
                                       THROUGH
                                      MARCH 31,
                                        1997
                                     -----------
                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning
  of Period..........................   $ 17.85     $ 18.77    $ 16.58    $ 18.57     $ 17.76    $ 17.32
                                       -------      -------    -------    -------     -------    -------
  Net Investment Income..............      0.35        1.40       1.38       1.38        1.41       1.46
  Net Gains (Losses) on Securities
    (realized and unrealized)........     (0.44)      (0.94)      2.19      (1.99)       0.82       0.42
                                       -------      -------    -------    -------     -------    -------
       Total From Investment
         Operations..................     (0.09)       0.46       3.57      (0.61)       2.23       1.88
                                       -------      -------    -------    -------     -------    -------
LESS DISTRIBUTIONS
  Dividends (from net investment
    income)..........................     (0.23)      (1.38)     (1.38)     (1.38)      (1.42)     (1.44)
                                       -------      -------    -------    -------     -------    -------
Net Asset Value, End of Period.......   $ 17.53     $ 17.85    $ 18.77    $ 16.58     $ 18.57    $ 17.76
                                       =======      =======    =======    =======     =======    =======
Per Share Market Value, End of
  Period.............................   $ 16.50     $ 16.25    $ 17.25    $ 15.25     $ 17.25    $ 17.13
                                       =======      =======    =======    =======     =======    =======
TOTAL INVESTMENT RETURN, based on
  market value(1)....................     12.62%(2)    3.72%     22.71%      (4.0%)       9.0%       7.0%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
    (in 000's).......................   $31,915     $32,495    $34,163    $30,179     $33,808    $32,324
  Ratio of Expenses to Average Net
    Assets...........................      0.72%(2)    0.68%      0.76%      0.85%       0.81%      0.85%
  Ratio of Net Investment Income to
    Average Net Assets...............      7.96%(2)    7.80%      7.64%      7.88%       7.61%      8.27%
  Portfolio Turnover Rate............         3%         33%        22%        28%         32%        18%

------------------
(1) See Note G.

(2) Annualized.
                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

    A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. Significant accounting policies are as follows: Investments are carried at value in the accompanying financial statements (See Note D). Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Premiums and discounts on bonds held for investment are not amortized for financial reporting or federal income tax purposes inasmuch as the Fund does not generally intend to hold such securities until maturity. For federal income tax purposes, discounts on original issue bonds are amortized over the life of the issue. No provision is made for federal taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Dividends payable are recorded on the dividend record date. Interest income is recorded on an accrual basis.

    B.  Under Agreements among the Fund, PNC Bank, National Association (PNC
        Bank), and PNC Institutional Management Corporation (PIMC), an indirectly wholly owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and serves as its administrative agent. The Fund pays PIMC, as investment adviser, a quarterly fee of .05% (annually .20%) of the Fund's average net assets and .5% (annually 2%) of the Fund's gross income for such quarter.

        PIMC has agreed to reimburse the Fund to the extent that the aggregate expenses borne by the Fund in any fiscal year, exclusive of brokerage commissions, interest and taxes, exceed 1 1/2% of average net assets up to $30,000,000 and 1% of any excess. No such fee reimbursement was necessary during the period ended March 31, 1997.

    C. Purchases and sales of investment securities other than short term obligations for the period ended March 31, 1997 were $1,060,720 and $1,083,777, respectively.

    D. Values for securities listed on a national securities exchange are based on the latest quoted sale prices on March 31, 1997. Securities not so listed or not traded on that date are valued at their most recent quoted bid prices or at prices determined by investment bankers or brokers. Short-term obligations are valued at cost which approximated market.

    E. At December 31, 1996 a capital loss carryover of $19,962 was available to offset possible future realized capital gains. The carryover expires as follows: $15,937 in 2002, and $4,025 in 2003.

    F.  At March 31, 1997, net assets consisted of:

                    Paid-in capital...............................................  $31,062,016
                    Undistributed net investment income...........................      322,163
                    Accumulated net realized gain on investments..................       42,771
                    Net unrealized appreciation of investments....................      487,838
                                                                                    -----------
                    Total.........................................................  $31,914,788
                                                                                    ===========

    G. The "Total Investment Return" is based on a purchase (or sale) at the market price on the first (or last) day of the period assuming (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

 INDEPENDENCE SQUARE INCOME SECURITIES,
                  INC.
           One Aldwyn Center
          Villanova, PA 19085
             (610) 964-8882

            BOARD OF DIRECTORS
ROBERT R. FORTUNE      G. WILLING PEPPER
         DAVID R. WILMERDING, JR.

                OFFICERS
    ROBERT R. FORTUNE, Chairman and
               President
    ROBERT T. ARNOLD, Executive Vice
               President
  EDWARD J. ROACH, Vice President and
               Treasurer
       GARY M. GARDNER, Secretary

           INVESTMENT ADVISER
           PNC INSTITUTIONAL
         MANAGEMENT CORPORATION
          400 Bellevue Parkway
          Wilmington, DE 19809

             TRANSFER AGENT
             PNC BANK, N.A.
             c/o PFPC INC.
             P.O. Box 8950
          Wilmington, DE 19899
             (800) 852-4750
       (302) 791-2748 (Delaware)

--------------------------------------------------------------------------------
                                                                INDEPENDENCE
                                                                      SQUARE
                                                                      INCOME
                                                                 SECURITIES,
                                                                        INC.
                                                        First Quarter Report
                                                             to Shareholders
                                                              March 31, 1997